CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 2,020,251	$ 1,935,193	$ 3,998,829	$ 3,836,957
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,429,540	1,392,062	2,825,086	2,770,529
Selling, general and administrative expense	187,806	189,953	387,812	385,214
Depreciation and amortization	145,059	144,019	290,185	285,424
Transaction and integration-related expenses	12,701	8,884	24,083	20,969
Restructuring	35,661	22,486	45,390	26,693
Total costs and expenses	1,810,767	1,757,404	3,572,556	3,488,829
Income from operations	209,484	177,789	426,273	348,128
Interest income	949	166	2,021	293
Interest expense	(85,206)	(47,111)	(171,757)	(91,536)
Income before provision for income taxes	125,227	130,844	256,537	256,885
Provision for income taxes	(9,629)	(14,254)	(23,902)	(27,540)
Income before share of earnings from equity method investments	115,598	116,590	232,635	229,345
Share of losses in equity method investments	0	(856)	(383)	(1,641)
Net income attributable to the Group	$ 115,598	$ 115,734	$ 232,252	$ 227,704
Net income per Ordinary Share attributable to the Group (note 13):
Basic (in USD per share)	$ 1.41	$ 1.42	$ 2.84	$ 2.80
Diluted (in USD per share)	$ 1.40	$ 1.41	$ 2.81	$ 2.76
Weighted average number of Ordinary Shares outstanding (note 13):
Basic (in shares)	81,999,746	81,398,071	81,892,662	81,430,507
Diluted (in shares)	82,627,933	82,312,946	82,617,391	82,462,842